Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 111,383
Balance at end of year	$ 112,107	$ 111,383
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.0	1.9
Purchase of shares, Number of shares	94.9	116.6
Sale of shares, Number of shares	(95.2)	(117.5)
Ending balance, Number of shares	0.7	1.0
Balance at beginning of year	$ (91)	$ (152)
Purchase of shares, Amount	(7,959)	(10,852)
Sale of shares, Amount	7,986	10,913
Balance at end of year	$ (64)	$ (91)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1
Purchase of shares, Number of shares	3.7	3.0
Sale of shares, Number of shares	(3.7)	(3.0)
Ending balance, Number of shares	0.1	0.1
Balance at beginning of year	$ (7)	$ (10)
Purchase of shares and other equity instruments	(590)	(255)
Sale of shares and other equity instruments	532	258
Balance at end of year	$ (65)	$ (7)